Average Annual Total Returns - FidelityConnecticutMunicipalFunds-ComboPRO - FidelityConnecticutMunicipalFunds-ComboPRO - Fidelity Connecticut Municipal Income Fund	Jan. 28, 2023
Fidelity Connecticut Municipal Income Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(8.28%)
Past 5 years	1.22%
Past 10 years	1.88%
Fidelity Connecticut Municipal Income Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(8.28%)
Past 5 years	1.18%
Past 10 years	1.76%
Fidelity Connecticut Municipal Income Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(4.05%)
Past 5 years	1.50%
Past 10 years	2.03%
LB015
Average Annual Return:
Past 1 year	(8.53%)
Past 5 years	1.25%
Past 10 years	2.13%
IXYGY
Average Annual Return:
Past 1 year	(6.93%)
Past 5 years	1.76%
Past 10 years	2.25%